Supplemental Disclosures With Respect to Cash Flows (Tables)	12 Months Ended
Feb. 28, 2013
Supplemental Disclosures With Respect To Cash Flows Tables
Schedule of Supplemental Disclosures with Respect to Cash Flows
Cumulative from
	inception of exploration	For the	For the
	stage on March 1, 2003	Year ended	Year ended
	to February 28, 2013	February 28, 2013	February 29, 2012
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-